Income taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of income tax provision information [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

(Loss) before provision for
income taxes	$(133,886)	$(263,239)	$(322,482)	$(478,521)

Benefit (provision) for income taxes	$611	$1,452	$(5,014)	$6,030

	2012	2011
Component of income (loss) before income taxes:
United States	$(315,254)	$(256,458)
Foreign	(921,918)	(114,068)
Income (loss) before income taxes	(1,237,172)	(370,526)

Provision for income taxes
U.S. federal	-	89,000
State and local	(800)	(800)
Foreign	7,008	(21,310)
Income tax benefit	6,208	66,890

Current	6,208	(22,110)
Deferred	-	89,000
	6,208	66,890

Schedule of sources and tax effects of the differences [Table Text Block]
	2012	2011

Federal income taxes at applicable statutory rates	$(433,010)	$(129,684)
Adjustment resulting from the tax effect of:
Foreign tax rate differential	92,191	11,407
Change in valuation allowance	288,457	760
Foreign taxation adjustment	58,570	49,040
Others	-	1,587

	6,208	66,890